J.P. MORGAN INCOME FUNDS

JPMorgan Mortgage-Backed Securities Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated March 27, 2019

To the Summary Prospectuses, Prospectuses and

Statements of Additional Information dated

July 1, 2018, as supplemented

Portfolio Manager Addition. Effective immediately, Andy Melchiorre will be added to the portfolio management team for the JPMorgan Mortgage-Backed Securities Fund (the “Fund”).

Effective immediately, the portfolio manager information in the “Risk/Return Summary – Management” section of each Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Richard Figuly	2015	Managing Director
Michael Sais	2005	Managing Director
Andy Melchiorre	2019	Executive Director

In addition, the “The Funds’ Management and Administration – The Portfolio Managers – Mortgage-Backed Securities Fund” section of each Prospectus is hereby deleted in its entirety and replaced by the following:

Mortgage-Backed Securities Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by research teams who provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Fund.

The lead portfolio managers are Richard D. Figuly, Managing Director, Michael Sais, Managing Director and CFA charterholder, and Andrew Melchiorre, Executive Director. Mr. Figuly became part of the team responsible for management of the Fund in 2015. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the Global Fixed Income, Currency & Commodities Group (GFICC) and a portfolio manager for the U.S. Value Driven Team and is responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. Mr. Sais is a member of the GFICC group and a portfolio manager for the U.S. Value Driven Team and has been part of the team responsible for the management of the Fund since 2005. Mr. Sais joined JPMIM or predecessor firms in 1994 as a senior fixed income research analyst. An employee of JPMIM since 2012 and a member of the portfolio manager team since 2019, Mr. Melchiorre is a member of the GFICC group and is a portfolio manager for the U.S. Value Driven team responsible for managing institutional taxable bond portfolios.

SUP-MBS-PM-319

Effective immediately, the “Portfolio Managers – Portfolio Managers’ Other Accounts Managed” section of each statement of additional information (“SAI”) with respect to the Fund is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of February 28, 2018:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)
Mortgage-Backed Securities Fund
Richard Figuly	13	$47,548,476	14	$5,036,086	15	$4,657,835
Michael Sais	4	3,768,963	2	793,349	10	2,608,552
Andy Melchiorre**	2	722,632	0	0	31	6,243,021

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 28, 2018.

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)	Number of Accounts	Total Assets ($thousand)
Mortgage-Backed Securities Fund
Richard Figuly	0	$0	0	$0	1	$1,060,005
Michael Sais	0	0	0	0	3	1,301,571
Andy Melchiorre**	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	As of February 28, 2019.

In addition, effective immediately, the “Portfolio Managers – Portfolio Managers — Ownership of Securities” section of each SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers — Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of February 28, 2018.

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Mortgage-Backed Securities Fund
Richard Figuly					X
Michael Sais							X
Andy Melchiorre*					X

*	As of February 28, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES,

PROSPECTUSES AND THE STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE